Quarterly Report
March 31, 2024
MFS®  Research Series
MFS® Variable Insurance Trust
VFR-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 2.9%
Boeing Co. (a)	24,586	$4,744,852
General Dynamics Corp.	15,649	4,420,686
Honeywell International, Inc.	25,760	5,287,240
Howmet Aerospace, Inc.	64,030	4,381,573
Leidos Holdings, Inc.	27,850	3,650,857
		$22,485,208
Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	14,843	$4,033,734
Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	59,164	$5,560,233
Automotive – 0.4%
Aptiv PLC (a)	39,000	$3,106,350
Broadcasting – 1.3%
Walt Disney Co.	82,011	$10,034,866
Brokerage & Asset Managers – 1.8%
Charles Schwab Corp.	106,133	$7,677,661
CME Group, Inc.	29,341	6,316,824
		$13,994,485
Business Services – 2.4%
Accenture PLC, “A”	32,235	$11,172,973
TransUnion	57,282	4,571,104
Tyler Technologies, Inc. (a)	6,176	2,624,862
		$18,368,939
Cable TV – 0.5%
Cable One, Inc.	9,572	$4,050,200
Computer Software – 12.5%
Cadence Design Systems, Inc. (a)	32,917	$10,246,404
Microsoft Corp. (s)	161,307	67,865,081
Palo Alto Networks, Inc. (a)	11,666	3,314,660
Salesforce, Inc.	48,711	14,670,779
		$96,096,924
Computer Software - Systems – 5.2%
Apple, Inc. (s)	132,057	$22,645,134
Constellation Software, Inc.	2,676	7,309,586
HubSpot, Inc. (a)	4,976	3,117,763
ServiceNow, Inc. (a)	9,180	6,998,832
		$40,071,315
Construction – 2.3%
AZEK Co., Inc. (a)	67,357	$3,382,668
Sherwin-Williams Co.	16,351	5,679,193
Summit Materials, Inc., “A” (a)	115,791	5,160,805
Vulcan Materials Co.	13,249	3,615,917
		$17,838,583

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.4%
Colgate-Palmolive Co.	57,383	$5,167,339
International Flavors & Fragrances, Inc.	31,341	2,695,013
Kenvue, Inc.	128,255	2,752,352
		$10,614,704
Consumer Services – 0.7%
Booking Holdings, Inc.	1,536	$5,572,424
Electrical Equipment – 1.1%
Johnson Controls International PLC	69,874	$4,564,170
TE Connectivity Ltd.	26,639	3,869,048
		$8,433,218
Electronics – 7.3%
Applied Materials, Inc.	35,504	$7,321,990
Lam Research Corp.	8,005	7,777,418
Marvell Technology, Inc.	107,656	7,630,657
NVIDIA Corp.	29,496	26,651,406
NXP Semiconductors N.V.	27,981	6,932,852
		$56,314,323
Energy - Independent – 3.6%
ConocoPhillips	93,609	$11,914,553
Diamondback Energy, Inc.	25,668	5,086,628
Hess Corp.	43,102	6,579,089
Valero Energy Corp.	25,917	4,423,773
		$28,004,043
Food & Beverages – 1.8%
General Mills, Inc.	27,979	$1,957,690
Mondelez International, Inc.	70,386	4,927,020
PepsiCo, Inc.	41,876	7,328,719
		$14,213,429
Gaming & Lodging – 0.6%
Marriott International, Inc., “A”	19,113	$4,822,401
General Merchandise – 0.3%
Five Below, Inc. (a)	13,397	$2,429,948
Health Maintenance Organizations – 1.4%
Cigna Group	29,154	$10,588,441
Insurance – 2.7%
Aon PLC	19,976	$6,666,391
Chubb Ltd.	38,165	9,889,696
Willis Towers Watson PLC	15,316	4,211,900
		$20,767,987
Internet – 8.6%
Alphabet, Inc., “A” (a)(s)	188,078	$28,386,613
Alphabet, Inc., “C” (a)	56,675	8,629,336
Gartner, Inc. (a)	10,557	5,032,205
Meta Platforms, Inc., “A”	50,316	24,432,443
		$66,480,597
Leisure & Toys – 0.6%
Electronic Arts, Inc.	33,446	$4,437,281

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.8%
Eaton Corp. PLC	20,142	$6,298,001
Ingersoll Rand, Inc.	56,751	5,388,508
Regal Rexnord Corp.	22,924	4,128,612
Wabtec Corp.	37,593	5,476,548
		$21,291,669
Major Banks – 4.0%
JPMorgan Chase & Co.	83,794	$16,783,938
Morgan Stanley	69,665	6,559,657
PNC Financial Services Group, Inc.	47,097	7,610,875
		$30,954,470
Medical & Health Technology & Services – 1.3%
ICON PLC (a)	13,314	$4,472,838
McKesson Corp.	10,862	5,831,265
		$10,304,103
Medical Equipment – 4.6%
Agilent Technologies, Inc.	49,959	$7,269,534
Becton, Dickinson and Co.	24,046	5,950,183
Boston Scientific Corp. (a)	103,435	7,084,263
Masimo Corp. (a)	22,204	3,260,657
Medtronic PLC	82,711	7,208,264
STERIS PLC	22,415	5,039,340
		$35,812,241
Oil Services – 0.5%
Schlumberger Ltd.	64,138	$3,515,404
Other Banks & Diversified Financials – 3.6%
Moody's Corp.	9,884	$3,884,708
Northern Trust Corp.	46,404	4,126,244
Visa, Inc., “A”	70,738	19,741,561
		$27,752,513
Pharmaceuticals – 5.7%
AbbVie, Inc.	55,580	$10,121,118
Eli Lilly & Co.	16,053	12,488,592
Johnson & Johnson	69,616	11,012,555
Pfizer, Inc.	173,927	4,826,474
Vertex Pharmaceuticals, Inc. (a)	14,153	5,916,096
		$44,364,835
Railroad & Shipping – 0.8%
Canadian Pacific Kansas City Ltd.	68,724	$6,059,395
Real Estate – 0.8%
Extra Space Storage, Inc., REIT	24,628	$3,620,316
Jones Lang LaSalle, Inc. (a)	12,004	2,341,860
		$5,962,176
Restaurants – 0.9%
Starbucks Corp.	74,645	$6,821,807

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.6%
Air Products & Chemicals, Inc.	16,634	$4,029,919
Corteva, Inc.	43,309	2,497,630
DuPont de Nemours, Inc.	70,591	5,412,212
		$11,939,761
Specialty Stores – 7.0%
Amazon.com, Inc. (a)(s)	185,352	$33,433,794
Home Depot, Inc.	26,784	10,274,342
Ross Stores, Inc.	36,474	5,352,924
Target Corp.	29,676	5,258,884
		$54,319,944
Telecommunications - Wireless – 1.4%
SBA Communications Corp., REIT	41,675	$9,030,973
T-Mobile USA, Inc.	10,573	1,725,725
		$10,756,698
Tobacco – 0.5%
Philip Morris International, Inc.	42,410	$3,885,604
Trucking – 0.6%
J.B. Hunt Transport Services, Inc.	22,526	$4,488,305
Utilities - Electric Power – 2.3%
Alliant Energy Corp.	70,337	$3,544,985
CMS Energy Corp.	30,595	1,846,102
Duke Energy Corp.	46,179	4,465,971
PG&E Corp.	268,279	4,496,356
PPL Corp.	117,320	3,229,820
		$17,583,234
Total Common Stocks		$764,131,792
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,981	$0

Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.38% (v)	2,464,609	$2,465,102

Other Assets, Less Liabilities – 0.7%		5,444,434
Net Assets – 100.0%		$772,041,328
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,465,102 and $764,131,792, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At March 31, 2024, the fund had cash collateral of $32,668 and other liquid securities with an aggregate value of $1,248,983 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$750,762,811	$—	$—	$750,762,811
Canada	13,368,981	0	—	13,368,981
Mutual Funds	2,465,102	—	—	2,465,102
Total	$766,596,894	$0	$—	$766,596,894
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,173,782	$29,706,781	$32,415,556	$227	$(132)	$2,465,102
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$61,301	$—